Shareholder Report, Line Graph (Details) - USD ($)										4 Months Ended			6 Months Ended					10 Months Ended			12 Months Ended			16 Months Ended			18 Months Ended			22 Months Ended			24 Months Ended			28 Months Ended			30 Months Ended			34 Months Ended			36 Months Ended		40 Months Ended			42 Months Ended	46 Months Ended		48 Months Ended	52 Months Ended	54 Months Ended	60 Months Ended	66 Months Ended	72 Months Ended	78 Months Ended	84 Months Ended	90 Months Ended	96 Months Ended
	May 06, 2025	May 10, 2023	Oct. 31, 2022	Oct. 25, 2022	Jun. 23, 2022	Dec. 21, 2021	Jun. 29, 2021	Oct. 31, 2017	Oct. 18, 2017	Oct. 31, 2022	Apr. 30, 2022	Oct. 31, 2021	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2023	Apr. 30, 2023	Apr. 30, 2018	Apr. 30, 2023	Oct. 31, 2022	Apr. 30, 2022	Apr. 30, 2024	Oct. 31, 2023	Oct. 31, 2018	Oct. 31, 2023	Apr. 30, 2023	Oct. 31, 2022	Oct. 31, 2024	Apr. 30, 2024	Apr. 30, 2019	Apr. 30, 2024	Oct. 31, 2023	Apr. 30, 2023	Apr. 30, 2025	Oct. 31, 2024	Oct. 31, 2019	Oct. 31, 2024	Apr. 30, 2024	Oct. 31, 2023	Oct. 31, 2025	Apr. 30, 2025	Apr. 30, 2020	Apr. 30, 2025	Oct. 31, 2024	Apr. 30, 2024	Oct. 31, 2025	Oct. 31, 2020	Oct. 31, 2025	Apr. 30, 2025	Oct. 31, 2024	Apr. 30, 2021	Oct. 31, 2025	Apr. 30, 2025	Oct. 31, 2021	Oct. 31, 2025	Apr. 30, 2022	Oct. 31, 2022	Apr. 30, 2023	Oct. 31, 2023	Apr. 30, 2024	Oct. 31, 2024	Apr. 30, 2025	Oct. 31, 2025
C000241259
Account Value [Line Items]
Line Graph and Table Measure Name														NYLI CBRE Real Assets ETF
Accumulated Value		$ 10,000													$ 8,759						$ 9,984						$ 11,277						$ 11,424						$ 12,086
C000225893
Account Value [Line Items]
Line Graph and Table Measure Name														NYLI MacKay Core Plus Bond ETF
Accumulated Value							$ 10,000					$ 10,020								$ 9,069						$ 8,323						$ 8,950						$ 8,424						$ 9,052					$ 9,622			$ 9,881		$ 10,261
C000238088
Account Value [Line Items]
Line Graph and Table Measure Name														NYLI MacKay High Income ETF
Accumulated Value			$ 10,049	$ 10,000												$ 10,712						$ 10,663						$ 11,521						$ 12,290						$ 12,468					$ 13,254
C000248469
Account Value [Line Items]
Line Graph and Table Measure Name														NYLI MacKay Securitized Income ETF
C000184310
Account Value [Line Items]
Line Graph and Table Measure Name														NYLI MacKay Muni Insured ETF
Accumulated Value								$ 9,996	$ 10,000								$ 9,987						$ 10,042						$ 10,658						$ 11,089						$ 11,090					$ 11,714				$ 12,012			$ 12,036		$ 10,968	$ 10,202	$ 11,159	$ 10,492	$ 11,405	$ 11,725	$ 11,610	$ 12,211
C000257922
Account Value [Line Items]
Line Graph and Table Measure Name														NYLI MacKay Muni Short Duration ETF
Accumulated Value	$ 10,000												$ 10,316
C000184311
Account Value [Line Items]
Line Graph and Table Measure Name														NYLI MacKay Muni Intermediate ETF
Accumulated Value								9,992	10,000								9,966						10,021						10,623						11,037						10,904					11,485				11,864			11,850		11,018	10,565	11,311	10,949	11,548	11,822	11,830	12,357
C000222073
Account Value [Line Items]
Line Graph and Table Measure Name														NYLI MacKay California Muni Intermediate ETF
Accumulated Value						$ 10,000					$ 8,782								$ 8,427						$ 8,983						$ 8,687						$ 9,228						$ 9,417					$ 9,445			$ 9,925
C000234758
Account Value [Line Items]
Line Graph and Table Measure Name														NYLI Winslow Large Cap Growth ETF
Accumulated Value					$ 10,000					$ 10,186								$ 11,489						$ 12,259						$ 15,732						$ 18,025						$ 17,823					$ 22,800
C000234759
Account Value [Line Items]
Line Graph and Table Measure Name														NYLI Winslow Focused Large Cap Growth ETF
Accumulated Value					10,000					10,350								11,812						12,435						16,219						18,692						18,801					23,618
CBRE Real Assets Blended Index
Account Value [Line Items]
Line Graph and Table Measure Name														CBRE Real Assets Blended Index
Accumulated Value		10,000													8,860						9,991						11,354						11,396						12,063
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg U.S. Aggregate Bond Index
Accumulated Value							10,000					10,016								9,068						8,446						9,029						8,476						8,897					9,370			9,610		9,947
Bloomberg Very Liquid High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg Very Liquid High Yield Index
Accumulated Value			10,191	10,000												10,814						10,788						11,777						12,556						12,749					13,577
Bloomberg U.S. Securitized Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg U.S. Securitized Bond Index
Bloomberg Municipal All Insured Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg Municipal All Insured Bond Index
Accumulated Value								9,966	10,000								9,903						9,975						10,617						11,081						10,929					11,520				11,945			11,985		10,872	10,274	11,186	10,572	11,452	11,749	11,615	12,257
Bloomberg 3-Year Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg 3-Year Municipal Bond Index
Accumulated Value	10,000												10,278
Bloomberg Municipal Bond Index 1-15 Year Blend
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg Municipal Bond Index 1-15 Year Blend
Accumulated Value								9,969	10,000								9,853						9,916						10,403						10,721						10,649					11,113				11,323			11,311		10,554	10,299	10,923	10,553	11,124	11,348	11,346	11,896
Bloomberg California Intermediate Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg California Intermediate Municipal Bond Index
Accumulated Value						10,000					9,186								9,028						9,583						9,224						9,697						9,891					9,857			10,430
Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value					10,000					10,285								11,469						12,234						15,117						17,589						17,313					22,958
Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value					10,000					10,285								11,469						12,234						15,117						17,589						17,313					22,958
MSCI World® Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI World<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index (Net)
Accumulated Value		$ 10,000													$ 9,907						$ 11,917						$ 13,243						$ 13,366						$ 16,159
Core Plus Bond Blended Index
Account Value [Line Items]
Line Graph and Table Measure Name														Core Plus Bond Blended Index
Accumulated Value							$ 10,000					$ 10,032								$ 9,128						$ 8,547						$ 9,121						$ 8,670						$ 9,169					$ 9,686			$ 9,918		$ 10,319
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg U.S. Aggregate Bond Index
Accumulated Value			$ 10,133	$ 10,000												$ 10,833						$ 10,169						$ 10,674						$ 11,242						$ 11,531					$ 11,934
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg U.S. Aggregate Bond Index
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg Municipal Bond Index
Accumulated Value								9,960	10,000								9,864						9,909						10,471						10,842						10,697					11,231				11,526			11,528		10,617	10,147	10,922	10,415	11,150	11,425	11,335	11,901
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg Municipal Bond Index
Accumulated Value	$ 10,000												$ 10,494
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg Municipal Bond Index
Accumulated Value								$ 9,960	$ 10,000								$ 9,864						$ 9,909						$ 10,471						$ 10,842						$ 10,697					$ 11,231				$ 11,526			$ 11,528		$ 10,617	$ 10,147	$ 10,922	$ 10,415	$ 11,150	$ 11,425	$ 11,335	$ 11,901
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg Municipal Bond Index
Accumulated Value						$ 10,000					$ 9,121								$ 8,716						$ 9,383						$ 8,947						$ 9,578						$ 9,814					$ 9,738			$ 10,223
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value					10,000					10,411								11,171						11,283						13,662						15,554						15,220					18,792
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value					$ 10,000					$ 10,411								$ 11,171						$ 11,283						$ 13,662						$ 15,554						$ 15,220					$ 18,792